Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Treasury shares	Capital reserve	Share-based long-term incentive plan (LTIP)	Retained earnings	Equity valuation adjustments	Other comprehensive income	Total	Non-controlling interests
Balance at Dec. 31, 2017	R$ 870,391	R$ 524,577	R$ 0	R$ 0	R$ 0	R$ 0	R$ 0	R$ 55	R$ 866,895	R$ 3,496
Conversion of Profit Reserve to Common Shares		(524,556)		866,819
Profit (loss)	910,408					909,267			909,267	1,141
Currency translation adjustment	208							208	208
Non-controlling acquisition	11,581						(7,588)		(7,588)	19,169
Issuance of common shares in IPO, net of offering costs	4,522,283	5		4,522,278					4,522,283
Shares issued	0			258,166	(258,166)
Share based long term incentive plan (LTIP)	299,037				299,037				299,037
Acquisition of treasury shares	(39,532)		(39,532)						(39,532)
Distribution of LTIP with treasury shares			0
Balance at Dec. 31, 2018	6,574,376	26	(39,532)	5,647,263	40,871	909,267	(7,588)	263	6,550,570	23,806
Profit (loss)	1,367,025					1,365,597			1,365,597	1,428
Currency translation adjustment	(425)							(425)	(425)
Loss on financial assets through other comprehensive income	(28)							(28)	(28)
Non-controlling acquisition	(17,634)						(14,784)		(14,784)	(2,850)
Shares issued	0			38,992	(38,992)
Share based long term incentive plan (LTIP)	93,369				93,369				93,369
Acquisition of treasury shares	(1,735)		(1,735)						(1,735)
Distribution of LTIP with treasury shares			0
Balance at Dec. 31, 2019	8,014,948	26	(41,267)	5,686,255	95,248	2,274,864	(22,372)	(190)	7,992,564	22,384
Profit (loss)	1,292,300					1,291,658			1,291,658	642
Currency translation adjustment	959							959	959
Loss on financial assets through other comprehensive income	(278)							(278)	(278)
Non-controlling acquisition	(10,913)						0		0	(10,913)
Shares issued	0			3,834	(3,834)
Share based long term incentive plan (LTIP)	75,218				75,218				75,218
Acquisition of treasury shares	(44,775)		(44,775)						(44,775)
Distribution of LTIP with treasury shares	0		72,433		(72,433)
Balance at Dec. 31, 2020	R$ 9,327,459	R$ 26	R$ (13,609)	R$ 5,690,089	R$ 94,199	R$ 3,566,522	R$ (22,372)	R$ 491	R$ 9,315,346	R$ 12,113